Net Loss per Share Attributable to Common Stockholders	12 Months Ended
Dec. 31, 2012
Net Loss per Share Attributable to Common Stockholders

11.   Net Loss per Share Attributable to Common Stockholders

The following table sets for the computation of the Company’s basic and diluted net loss per share attributable to common stockholders during the years ended December 31, 2012, 2011, and 2010 (in thousands, except share and per share data):

	Year Ended December 31,
	2012	2011	2010
Net loss attributable to common stockholders	$(10,921)	$(6,155)	$(3,838)

Shares used in computing net loss per share attributable to common stockholders, basic and diluted	12,538,769	6,657,045	6,016,550

Net loss per share attributable to common stockholders, basic and diluted	$(0.87)	$(0.92)	$(0.64)

The following outstanding shares of common stock equivalents were excluded from the computation of the diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2012	2011	2010
Convertible preferred stock	—	14,161,444	14,161,444
Stock options to purchase common stock	3,570,566	3,334,530	1,532,354
Stock awards to purchase common stock	37,760	—	—
Heldback shares in connection with Movity acquisition	30,524	125,461	125,461
Preferred stock warrants	—	56,054	—
Common stock warrants	56,054	44,646	12,735